12. FINANCIAL ASSETS AND LIABILITIES (Details 10) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	$ 561	$ 843
Financial assets at fair value through profit and loss	410	388
Subtotal financial assets	971	1,231
Non financial assets	15	14
Total assets	986	1,245
Financial liabilities at amortized cost	1,744	2,355
Financial liabilities at fair value through profit and loss		10
Subtotal financial liabilities	1,744	2,365
Non financial liabilities	2	129
Total liabilities	1,746	2,494
Trade and other liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	130	408
Financial liabilities at fair value through profit and loss		7
Subtotal financial liabilities	130	415
Non financial liabilities	2	129
Total liabilities	132	544
Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	1,614	1,947
Financial liabilities at fair value through profit and loss
Subtotal financial liabilities	1,614	1,947
Non financial liabilities
Total liabilities	1,614	1,947
Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost
Financial liabilities at fair value through profit and loss
Subtotal financial liabilities
Non financial liabilities
Total liabilities
Instrumentos financieros derivados [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost
Financial liabilities at fair value through profit and loss		3
Subtotal financial liabilities		3
Non financial liabilities
Total liabilities		3
Financial assets at amortized cost [member] | Corporate securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	25
Financial assets at fair value through profit and loss
Subtotal financial assets	25
Non financial assets
Total assets	25
Financial assets at amortized cost [member] | Term deposit [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	100
Financial assets at fair value through profit and loss
Subtotal financial assets	100
Non financial assets
Total assets	100
Trade receivables and other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	366	622
Financial assets at fair value through profit and loss	3	4
Subtotal financial assets	369	626
Non financial assets	15	14
Total assets	384	640
Financial assets at fair value through profit [member] | Government securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost
Financial assets at fair value through profit and loss	204	113
Subtotal financial assets	204	113
Non financial assets
Total assets	204	113
Financial assets at fair value through profit [member] | Shares [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost
Financial assets at fair value through profit and loss	40	19
Subtotal financial assets	40	19
Non financial assets
Total assets	40	19
Financial assets at fair value through profit [member] | Investment funds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost
Financial assets at fair value through profit and loss	92	244
Subtotal financial assets	92	244
Non financial assets
Total assets	92	244
Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost
Financial assets at fair value through profit and loss
Subtotal financial assets
Non financial assets
Total assets
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	70	221
Subtotal financial assets	141	225
Non financial assets
Total assets	$ 141	$ 225